Interest income, Interest expense and Other Finance Costs (Tables)	12 Months Ended
Dec. 31, 2023
Interest income, Interest expense and Other Finance Costs
Schedule of interest and finance related costs

For the years ended December 31,	2023	2022	2021
Interest expense	58,680,985	35,077,293	27,082,841
Amortization and write-off of financing fees	1,994,191	1,693,117	4,233,322
Finance costs related to covenants of early termination	—	—	4,092,000
Bank charges and loan commitment fees	33,939	729,710	781,978
Other finance costs	469,951	581,855	275,282
Total	61,179,066	38,081,975	36,465,423

Schedule of interest income

For the years ended December 31,	2023	2022	2021
Interest income from time deposits	3,428,321	668,032	—
Other interest income	676,243	53,496	3,470
Total	4,104,564	721,528	3,470